Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Debt Instrument [Line Items]
Long-term debt	$ 4,347	$ 4,603
Less: Current maturities	560	279
Total, net	3,787	4,324
Long-term debt maturing during year two	268
Long-term debt maturing during year three	520
Long-term debt maturing during year four	250
Long-term debt maturing during year five	250
Interest paid related to short-term borrowings and long-term debt	234	239	264
5.75% Notes Due November 2011 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	November 2011	November 2011
Long-term debt	0	250
Notes interest rate, percentage	5.75%	5.75%
4.625% Notes Due October 2012 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2012	October 2012
Long-term debt	250	250
Notes interest rate, percentage	4.625%	4.625%
4.5% Notes Due May 2013 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	May 2013	May 2013
Long-term debt	250	250
Notes interest rate, percentage	4.50%	4.50%
5.625% Notes Due November 2013 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	November 2013	November 2013
Long-term debt	250	250
Notes interest rate, percentage	5.625%	5.625%
5.0% Notes Due December 2014 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	December 2014	December 2014
Long-term debt	250	250
Notes interest rate, percentage	5.00%	5.00%
4.125% Notes Due April 2015 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	April 2015	April 2015
Long-term debt	250	250
Notes interest rate, percentage	4.125%	4.125%
4.75% Notes Due October 2015 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2015	October 2015
Long-term debt	250	250
Notes interest rate, percentage	4.75%	4.75%
5.125% Notes Due December 2016 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	December 2016	December 2016
Long-term debt	250	250
Notes interest rate, percentage	5.125%	5.125%
5.375% Notes Due October 2017 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2017	October 2017
Long-term debt	250	250
Notes interest rate, percentage	5.375%	5.375%
5.25% Notes Due October 2018[Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2018	October 2018
Long-term debt	400	400
Notes interest rate, percentage	5.25%	5.25%
5.0% Notes Due April 2019 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	April 2019	April 2019
Long-term debt	250	250
Notes interest rate, percentage	5.00%	5.00%
4.875% Notes Due October 2019 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	October 2019	October 2019
Long-term debt	500	500
Notes interest rate, percentage	4.875%	4.875%
4.25% Notes Due November 2020 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	November 2020	November 2020
Long-term debt	300	300
Notes interest rate, percentage	4.25%	4.25%
6.0% Notes Due August 2032 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	August 2032	August 2032
Long-term debt	250	250
Notes interest rate, percentage	6.00%	6.00%
6.125% Notes Due April 2039 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	April 2039	April 2039
Long-term debt	250	250
Notes interest rate, percentage	6.125%	6.125%
5.25% Notes Due November 2039 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	November 2039	November 2039
Long-term debt	300	300
Notes interest rate, percentage	5.25%	5.25%
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term debt	$ 97	$ 103